Events After the Reporting Period	6 Months Ended
Jun. 30, 2024
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
16.	EVENTS AFTER THE REPORTING PERIOD

On June 28, 2024, the Group entered into an agreement with a third party to transfer Group’s brand, operating exclusively in Malaysia, its website, domain names, selected user data, and certain intellectual property rights, to the third party in exchange for unlisted preference shares of the third party. The transaction was subsequently closed in July 2024.